PROVISIONS FOR LITIGATION AND CONTINGENT LIABILITIES - Possible losses paragraphs - Contingent liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 43,606,935	R$ 58,742,688
Civil
Contingent liabilities
Estimate loss or value involved in the legal proceeding	27,507,399	44,358,547
Labor
Contingent liabilities
Estimate loss or value involved in the legal proceeding	2,284,664	3,473,210
Tax
Contingent liabilities
Estimate loss or value involved in the legal proceeding	10,400,731	8,755,786
Environmental
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,811,883	787,918
Regulatory
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,602,258	1,367,227
Roma Decorator Case
Contingent liabilities
Reduction in liabilities due to reclassification of the risk in the contingency from possible to remote	14,396,540
Other proceedings - Compulsory loan
Contingent liabilities
Reduction in liabilities due to reclassification of the risk in the contingency from possible to remote	4,460,000
Public Civil Action - Federal Public Prosecutor's Office of Bahia
Contingent liabilities
Estimate loss or value involved in the legal proceeding	3,772,158	3,361,748
Chefs ordinary action for material damages
Contingent liabilities
Estimate loss or value involved in the legal proceeding	611,987
Nullity of the trade union agreement
Contingent liabilities
Estimate loss or value involved in the legal proceeding	4,159,029	3,732,691
Amount sought	1,000
Request for judicial recovery - Wind Power Energia S.A.
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,004,479	889,819
Insufficient collection or declaration for PIS/COFINS
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,645,510	1,551,613
Irregularities in the determination of IRPJ and CSLL
Contingent liabilities
Estimate loss or value involved in the legal proceeding	1,876,516	1,774,328
Chesf's contingent liability for collection of alleged losses to final consumers
Contingent liabilities
Estimate loss or value involved in the legal proceeding	R$ 2,252,254	R$ 2,108,726	R$ 1,471
Suspension request period	6 months